Inventories (Details) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Inventories
Raw materials	216,509	645,517
Work-in-progress	24,948	143,724
Finished goods	489,178	560,088
Total	730,635	1,349,329
Written down of inventories	223,314	133,158